Capital World Growth and Income Fund®
Investment portfolio
February 29, 2020
unaudited
Common stocks 92.27% Financials 13.88%	Shares	Value (000)
AIA Group Ltd.[1]	121,174,296	$1,171,937
CME Group Inc., Class A	5,849,662	1,163,030
Zurich Insurance Group AG1	2,609,966	1,015,717
Kotak Mahindra Bank Ltd.[1]	36,412,279	825,566
Sberbank of Russia PJSC (ADR)[1]	47,068,959	667,601
JPMorgan Chase & Co.	4,728,789	549,060
HDFC Bank Ltd.[1]	31,461,052	517,433
HDFC Bank Ltd. (ADR)	557,903	30,601
Ping An Insurance (Group) Co. of China, Ltd., Class H1	37,376,500	418,392
Ping An Insurance (Group) Co. of China, Ltd., Class A1	3,521,594	39,575
B3 SA - Brasil, Bolsa, Balcao	36,747,300	394,434
Sony Financial Holdings Inc.[1]	15,267,300	303,919
Prudential PLC[1]	17,773,907	292,128
Nasdaq, Inc.	2,475,959	253,910
Aon PLC, Class A	1,219,793	253,717
HDFC Life Insurance Co. Ltd.[1]	33,123,474	251,175
American International Group, Inc.	5,817,488	245,265
Barclays PLC[1]	125,205,000	242,321
M&G PLC[1,2]	92,827,318	238,418
Deutsche Boerse AG1	1,412,559	222,497
Chubb Ltd.	1,368,279	198,441
London Stock Exchange Group PLC[1]	1,972,036	192,894
Discover Financial Services	2,888,650	189,438
BNP Paribas SA1	3,790,625	185,216
Intercontinental Exchange, Inc.	2,024,648	180,639
AXA SA1	7,696,214	179,157
Macquarie Group Ltd.[1]	2,051,760	177,689
DBS Group Holdings Ltd.[1]	10,151,419	177,268
Banco Santander, SA1	41,609,600	154,517
Power Corp. of Canada, subordinate voting shares	6,498,869	143,655
Julius Baer Group Ltd.[1]	3,182,797	133,706
Hong Kong Exchanges and Clearing Ltd.[1]	3,830,000	126,666
Deutsche Bank AG1	14,504,866	126,332
Wells Fargo & Co.	3,071,804	125,483
Toronto-Dominion Bank (CAD denominated)	2,364,589	121,625
St. James’s Place PLC[1]	7,756,000	102,306
Moody’s Corp.	375,000	90,011
Intesa Sanpaolo SpA[1]	35,788,500	87,151
BOC Hong Kong (Holdings) Ltd.[1]	24,863,000	85,910
Legal & General Group PLC[1]	25,060,000	84,517
FinecoBank SpA[1]	7,750,000	81,969
Bank Rakyat Indonesia (Persero) Tbk PT1	268,867,700	78,499
MarketAxess Holdings Inc.	215,463	69,881
Société Générale[1]	2,397,225	68,370
The Blackstone Group Inc., Class A	1,231,786	66,319
Housing Development Finance Corp. Ltd.[1]	2,105,838	63,782
Bank of Montreal	936,947	63,668
Capital World Growth and Income Fund — Page 1 of 11

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Principal Financial Group, Inc.	1,429,751	$63,467
TMX Group Ltd.	740,000	61,587
Ares Management Corp., Class A	1,661,711	57,479
Standard Bank Group Ltd.[1]	5,848,178	56,144
The People’s Insurance Co. (Group) of China Ltd., Class H1	127,648,000	45,533
ABN AMRO Bank NV, depository receipts[1]	3,017,475	42,255
Credit Suisse Group AG1	3,406,407	38,598
Marsh & McLennan Companies, Inc.	367,000	38,374
UniCredit SpA[1]	2,900,000	37,325
Hiscox Ltd.[1]	1,790,848	28,436
		12,921,003
Information technology 13.80%
Microsoft Corp.	16,976,717	2,750,398
Broadcom Inc.	8,083,703	2,203,779
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	143,274,000	1,469,025
ASML Holding NV1	3,513,348	973,067
Mastercard Inc., Class A	2,904,581	843,055
Samsung Electronics Co., Ltd.[1]	10,576,100	478,463
Tokyo Electron Ltd.[1]	2,237,600	459,936
Apple Inc.	1,520,136	415,544
Accenture PLC, Class A	1,960,659	354,075
Visa Inc., Class A	1,698,869	308,786
Keyence Corp.[1]	819,800	264,487
Intel Corp.	4,670,131	259,286
Adobe Inc.[2]	690,380	238,264
Jack Henry & Associates, Inc.	1,309,772	198,745
Logitech International SA1	5,056,000	198,079
EPAM Systems, Inc.[2]	831,504	185,592
RingCentral, Inc., Class A2	652,886	153,918
ServiceNow, Inc.[2]	361,077	117,744
Amadeus IT Group SA, Class A, non-registered shares[1]	1,611,819	114,202
OBIC Co., Ltd.[1]	903,000	110,989
Sabre Corp.	7,603,422	103,521
Temenos AG1	680,948	98,008
Ceridian HCM Holding Inc.[2]	1,299,567	91,918
Ingenico Group SA1	618,000	87,578
Capgemini SE1	669,883	73,902
Largan Precision Co., Ltd.[1]	517,000	73,351
Worldline SA, non-registered shares[1,2]	869,849	67,288
salesforce.com, inc.[2]	265,954	45,319
Automatic Data Processing, Inc.	249,957	38,678
Fidelity National Information Services, Inc.	255,093	35,642
Western Union Co.	1,407,755	31,520
		12,844,159
Health care 12.04%
UnitedHealth Group Inc.	5,882,793	1,499,877
Novartis AG1	13,423,393	1,126,884
Abbott Laboratories	14,181,984	1,092,438
Amgen Inc.	5,061,262	1,010,886
Thermo Fisher Scientific Inc.	2,782,516	809,156
Gilead Sciences, Inc.	10,286,955	713,503
AbbVie Inc.	6,807,873	583,503
AstraZeneca PLC[1]	6,414,269	561,475
Capital World Growth and Income Fund — Page 2 of 11

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Stryker Corp.	2,662,192	$507,387
Pfizer Inc.	12,804,444	427,924
Daiichi Sankyo Co., Ltd.[1]	5,774,600	351,519
Chugai Pharmaceutical Co., Ltd.[1]	2,559,358	276,865
Boston Scientific Corp.[2]	7,398,713	276,638
Centene Corp.[2]	4,257,646	225,740
Coloplast A/S, Class B1	1,473,781	199,073
Cigna Corp.	948,396	173,500
Koninklijke Philips NV (EUR denominated)[1]	3,350,918	144,039
Merck & Co., Inc.	1,753,140	134,220
Humana Inc.	414,928	132,644
Teva Pharmaceutical Industries Ltd. (ADR)[2]	10,194,816	117,546
Alcon Inc.[1,2]	1,607,120	98,633
Johnson & Johnson	720,000	96,826
M3, Inc.[1]	3,740,700	96,209
Illumina, Inc.[2]	355,320	94,398
Vertex Pharmaceuticals Inc.[2]	374,935	83,997
GlaxoSmithKline PLC[1]	4,095,607	82,532
Intuitive Surgical, Inc.[2]	141,400	75,502
Zoetis Inc., Class A	541,119	72,093
Hypera SA, ordinary nominative	7,895,000	60,556
Bluebird Bio, Inc.[2]	695,879	50,333
PerkinElmer, Inc.	354,844	30,673
		11,206,569
Consumer discretionary 10.55%
Amazon.com, Inc.[2]	547,505	1,031,363
Home Depot, Inc.	4,602,836	1,002,682
LVMH Moët Hennessy-Louis Vuitton SE1	2,296,200	947,363
Alibaba Group Holding Ltd. (ADR)[2]	2,417,411	502,821
Alibaba Group Holding Ltd.[1,2]	16,945,520	440,939
Ocado Group PLC[1,2,3]	41,909,205	579,499
General Motors Co.	14,558,892	444,046
NIKE, Inc., Class B	4,163,276	372,114
adidas AG1	1,002,585	279,339
Norwegian Cruise Line Holdings Ltd.[2]	7,360,719	274,260
MercadoLibre, Inc.[2]	438,838	270,337
Hyundai Motor Co.[1]	2,811,651	268,888
Marriott International, Inc., Class A	2,143,220	265,759
Naspers Ltd., Class N1	1,659,829	262,531
Flutter Entertainment PLC (EUR denominated)[1]	2,406,949	255,679
McDonald’s Corp.	999,826	194,136
Kering SA1	295,949	169,921
Shimano Inc.[1]	1,151,000	160,748
Domino’s Pizza, Inc.	423,926	143,906
EssilorLuxottica[1]	1,043,218	143,788
Wynn Macau, Ltd.[1]	69,402,800	141,365
Meituan Dianping, Class B1,2	10,899,100	139,534
Royal Caribbean Cruises Ltd.	1,690,000	135,893
Restaurant Brands International Inc. (CAD denominated)	2,299,600	135,535
Petrobras Distribuidora S.A.	22,625,300	132,051
Sony Corp.[1]	1,940,700	120,096
Taylor Wimpey PLC[1]	43,350,000	113,765
Lowe’s Companies, Inc.	1,016,823	108,363
Moncler SpA[1]	2,570,000	100,444
Capital World Growth and Income Fund — Page 3 of 11

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Fast Retailing Co., Ltd.[1]	163,000	$80,324
Dollar Tree Stores, Inc.[2]	959,056	79,630
Industria de Diseño Textil, SA1	2,433,777	75,748
Nokian Renkaat Oyj[1]	2,788,000	72,499
Just Eat Takeaway (GBP denominated)[1,2]	793,132	69,303
Peugeot SA1	3,235,000	63,079
Ryohin Keikaku Co., Ltd.[1]	4,534,000	61,579
Compass Group PLC[1]	2,338,593	51,345
InterContinental Hotels Group PLC[1]	794,321	43,733
Las Vegas Sands Corp.	611,894	35,680
Burberry Group PLC[1]	1,137,802	24,857
Melco Resorts & Entertainment Ltd. (ADR)	1,430,751	24,809
		9,819,751
Communication services 9.41%
Netflix, Inc.[2]	4,550,372	1,679,224
Alphabet Inc., Class C2	743,220	995,417
Alphabet Inc., Class A2	493,995	661,583
Facebook, Inc., Class A2	8,416,568	1,619,937
Yandex NV, Class A2	11,143,117	452,522
Activision Blizzard, Inc.	6,542,362	380,307
Altice USA, Inc., Class A2	13,036,816	337,132
Altice USA, Inc., Class B1,2	1,616,182	41,795
Comcast Corp., Class A	8,501,526	343,717
SoftBank Group Corp.[1]	7,263,400	334,629
Tencent Holdings Ltd.[1]	5,696,100	280,962
NetEase, Inc. (ADR)	734,211	234,000
LG Uplus Corp.[1]	20,883,307	227,980
ITV PLC[1]	111,869,722	168,978
Nintendo Co., Ltd.[1]	480,800	164,055
Cellnex Telecom, SA, non-registered shares[1]	3,109,128	152,123
Z Holding Corp.[1]	38,616,000	139,602
SK Telecom Co., Ltd.[1]	640,000	112,315
Daily Mail and General Trust PLC, Class A, nonvoting shares[1]	10,472,107	100,015
Nippon Telegraph and Telephone Corp.[1]	3,381,400	79,109
TELUS Corp.	1,680,000	60,629
Shaw Communications Inc., Class B, nonvoting shares	3,142,000	54,378
ProSiebenSat.1 Media SE1	4,275,588	51,965
Verizon Communications Inc.	888,500	48,121
KDDI Corp.[1]	911,800	25,768
Bharti Infratel Ltd.[1]	5,580,028	16,704
		8,762,967
Industrials 8.73%
Airbus SE, non-registered shares[1]	10,623,615	1,298,463
CSX Corp.	9,888,811	696,667
Lockheed Martin Corp.	1,795,368	664,053
Recruit Holdings Co., Ltd.[1]	15,077,800	523,560
Boeing Co.	1,857,233	510,943
Northrop Grumman Corp.	1,184,794	389,608
Stanley Black & Decker, Inc.	2,425,478	348,541
Aena SME, SA, non-registered shares[1]	1,879,872	302,599
Honeywell International Inc.	1,833,899	297,403
General Dynamics Corp.	1,644,714	262,644
SMC Corp.[1]	611,900	242,706
Capital World Growth and Income Fund — Page 4 of 11

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
MTU Aero Engines AG1	906,542	$221,545
CCR SA, ordinary nominative	60,613,000	221,340
Safran SA1	1,534,733	213,213
International Consolidated Airlines Group, SA (CDI)[1]	33,117,803	207,157
L3Harris Technologies, Inc.	1,034,602	204,572
Melrose Industries PLC[1]	69,916,686	190,800
ASSA ABLOY AB, Class B1	8,364,445	188,001
VINCI SA1	1,804,186	183,518
TransDigm Group Inc.	314,945	175,680
Union Pacific Corp.	954,845	152,594
Rheinmetall AG1	1,279,777	117,088
Komatsu Ltd.[1]	5,735,000	115,134
Bunzl PLC[1]	4,129,981	100,386
DSV Panalpina A/S1	923,495	93,258
Nidec Corp.[1]	630,000	74,182
BAE Systems PLC[1]	6,330,898	50,183
Jardine Matheson Holdings Ltd.[1]	686,900	37,558
ALD SA1	2,683,535	35,801
J.B. Hunt Transport Services, Inc.	95,233	9,184
		8,128,381
Consumer staples 7.01%
Nestlé SA1	13,618,124	1,410,932
British American Tobacco PLC[1]	28,698,231	1,140,462
British American Tobacco PLC (ADR)	6,619,909	263,472
Philip Morris International Inc.	10,381,878	849,964
Altria Group, Inc.	12,179,054	491,669
Keurig Dr Pepper Inc.	13,330,681	371,659
Imperial Brands PLC[1]	16,220,064	328,365
Kirin Holdings Co., Ltd.[1]	14,154,500	271,081
Pernod Ricard SA1	1,635,998	266,426
Constellation Brands, Inc., Class A	1,531,824	264,056
Kweichow Moutai Co., Ltd., Class A1	1,271,599	193,781
Thai Beverage PCL[1]	321,817,400	181,611
Coca-Cola Co.	3,372,313	180,385
Anheuser-Busch InBev SA/NV1	3,069,671	173,756
Hormel Foods Corp.	1,337,721	55,649
Treasury Wine Estates Ltd.[1]	6,328,814	45,499
Kroger Co.	1,505,338	42,345
		6,531,112
Energy 5.02%
Royal Dutch Shell PLC, Class B1	28,299,126	614,539
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	8,248,553	178,926
Royal Dutch Shell PLC, Class B (ADR)	344,740	15,351
Royal Dutch Shell PLC, Class A (ADR)	45,681	2,011
Royal Dutch Shell PLC, Class A (EUR denominated)[1]	15,499	340
Canadian Natural Resources, Ltd. (CAD denominated)	24,451,410	629,388
EOG Resources, Inc.	6,931,795	438,505
TC Energy Corp. (CAD denominated)	8,055,392	419,859
TOTAL SA1	8,411,221	360,416
Gazprom PJSC (ADR)[1]	57,312,812	348,374
BP PLC[1]	60,113,487	311,376
Exxon Mobil Corp.	4,008,332	206,189
Galp Energia, SGPS, SA, Class B1	14,049,349	192,853
Capital World Growth and Income Fund — Page 5 of 11

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Enbridge Inc. (CAD denominated)	3,919,318	$145,881
Chevron Corp.	1,499,739	139,986
Suncor Energy Inc.	4,749,174	130,879
Noble Energy, Inc.	6,573,926	104,065
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	8,570,000	103,697
ConocoPhillips	1,855,000	89,819
CNOOC Ltd.[1]	61,814,000	85,244
ONEOK, Inc.	1,218,314	81,286
China Petroleum & Chemical Corp., Class H1	88,384,000	45,865
Baker Hughes Co., Class A	1,819,683	29,279
		4,674,128
Utilities 4.90%
Enel SpA[1]	117,410,795	983,150
E.ON SE1	71,370,270	824,140
China Resources Gas Group Ltd.[1]	66,160,000	331,674
Ørsted AS1	2,722,048	280,115
Iberdrola, SA, non-registered shares[1]	20,763,908	237,656
SSE PLC[1]	10,686,625	211,071
Guangdong Investment Ltd.[1]	111,250,000	210,313
Dominion Energy, Inc.	2,499,565	195,416
CMS Energy Corp.	3,045,470	184,007
DTE Energy Co.	1,606,720	179,422
Sempra Energy	1,099,809	153,731
ENGIE SA1	8,412,174	140,790
American Electric Power Co., Inc.	1,255,000	112,021
NextEra Energy, Inc.	438,926	110,943
ENN Energy Holdings Ltd.[1]	9,143,400	102,462
Public Service Enterprise Group Inc.	1,954,660	100,294
China Gas Holdings Ltd.[1]	26,578,200	97,790
Naturgy Energy Group, SA1	3,398,813	79,536
AES Corp.	1,836,558	30,726
		4,565,257
Real estate 3.78%
American Tower Corp. REIT	2,845,554	645,372
China Overseas Land & Investment Ltd.[1]	138,165,000	467,434
Crown Castle International Corp. REIT	3,072,618	440,275
Longfor Group Holdings Ltd.[1]	86,599,500	403,898
Digital Realty Trust, Inc. REIT	2,818,510	338,531
China Resources Land Ltd.[1]	53,136,000	247,205
Sun Hung Kai Properties Ltd.[1]	16,774,500	240,241
VICI Properties Inc. REIT	5,976,000	149,759
Link Real Estate Investment Trust REIT[1]	15,718,002	146,394
Simon Property Group, Inc. REIT	1,098,163	135,162
American Campus Communities, Inc. REIT	1,986,933	86,312
Vonovia SE1	1,135,516	60,997
SM Prime Holdings, Inc.[1]	75,778,000	56,835
Daito Trust Construction Co., Ltd.[1]	545,230	56,124
Equinix, Inc. REIT	78,446	44,934
		3,519,473
Capital World Growth and Income Fund — Page 6 of 11

unaudited
Common stocks (continued) Materials 3.15%	Shares	Value (000)
Vale SA, ordinary nominative	39,793,909	$394,299
Vale SA, ordinary nominative (ADR)	27,107,109	266,192
Rio Tinto PLC[1]	8,846,415	414,625
Akzo Nobel NV1	3,390,653	272,213
Linde PLC	1,043,755	199,368
Fortescue Metals Group Ltd.[1]	29,564,108	192,860
Shin-Etsu Chemical Co., Ltd.[1]	1,256,800	140,565
Air Liquide SA, non-registered shares[1]	1,026,319	140,049
Sherwin-Williams Co.	259,955	134,332
Asahi Kasei Corp.[1]	14,548,300	120,663
Freeport-McMoRan Inc.	11,297,239	112,521
BHP Group PLC[1]	5,611,324	101,596
Amcor PLC (CDI)[1]	8,800,000	81,019
Alcoa Corp.[2]	5,235,089	72,611
Koninklijke DSM NV1	609,146	68,982
CRH PLC[1]	1,886,004	63,622
LafargeHolcim Ltd.[1]	1,315,659	61,400
Teck Resources Ltd., Class B	5,801,990	58,355
BASF SE1	509,851	29,929
Dow Inc.	208,524	8,426
		2,933,627
Total common stocks (cost: $67,765,523,000)		85,906,427
Preferred securities 0.88% Financials 0.36%
Banco Bradesco SA, preferred nominative	26,980,000	184,194
Itaú Unibanco Holding SA, preferred nominative (ADR)	11,553,990	81,687
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative, preferred shares[2]	3,518,000	37,115
Fannie Mae, Series S, 8.25% noncumulative, preferred shares[2]	3,417,000	37,006
		340,002
Consumer discretionary 0.29%
Volkswagen AG, nonvoting preferred shares[1]	1,620,794	265,711
Energy 0.14%
Petróleo Brasileiro SA (Petrobras), preferred nominative	16,918,000	95,866
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	2,941,488	33,121
		128,987
Health care 0.09%
Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	3,858,329	86,078
Total preferred securities (cost: $824,061,000)		820,778
Convertible stocks 0.58% Information technology 0.25%
Broadcom Inc., Series A, cumulative convertible preferred, 8.00% 2022	221,262	228,818
Real estate 0.16%
Crown Castle International Corp. REIT, Series A, convertible preferred, 6.875% 2020	116,280	148,209
Capital World Growth and Income Fund — Page 7 of 11

unaudited
Convertible stocks (continued) Utilities 0.12%	Shares	Value (000)
Dominion Energy, Inc., Series A units, convertible preferred, 7.25% 2022	649,887	$65,086
DTE Energy Co., units, convertible preferred, 6.25% 2022	1,013,824	45,643
		110,729
Health care 0.05%
Danaher Corp., Series A, cumulative convertible preferred, 4.75% 2022	45,411	49,927
Total convertible stocks (cost: $519,099,000)		537,683
Bonds, notes & other debt instruments 0.47% Corporate bonds & notes 0.33% Health care 0.15%	Principal amount (000)
Teva Pharmaceutical Finance Co. BV 6.00% 2024	$ 85,907	87,322
Teva Pharmaceutical Finance Co. BV 3.15% 2026	59,700	52,221
		139,543
Communication services 0.07%
CenturyLink, Inc. 7.50% 2024	7,016	7,878
CenturyLink, Inc., Series T, 5.80% 2022	20,048	21,061
Sprint Corp. 11.50% 2021	33,950	38,850
		67,789
Energy 0.04%
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[4]	36,500	39,301
Financials 0.04%
Lloyds Banking Group PLC, junior subordinated, 6.657% (3-month USD-LIBOR + 1.27% on 5/21/2037)[4,5]	30,300	37,562
Consumer staples 0.03%
JBS Investments GmbH II 7.00% 2026[5]	20,000	21,386
Total corporate bonds & notes		305,581
Bonds & notes of governments & government agencies outside the U.S. 0.11%
Colombia (Republic of), Series B, 7.50% 2026	COP80,150,000	25,162
India (Republic of) 8.60% 2028	INR1,220,300	19,087
United Mexican States, Series M, 8.00% 2023	MXN1,013,000	53,868
		98,117
U.S. Treasury bonds & notes 0.03% U.S. Treasury 0.03%
U.S. Treasury 2.50% 2020	$30,000	30,343
Total U.S. Treasury bonds & notes		30,343
Total bonds, notes & other debt instruments (cost: $397,832,000)		434,041
Short-term securities 4.97% Money market investments 4.94%	Shares
Capital Group Central Cash Fund 1.63%[6]	46,024,538	4,602,454
Capital World Growth and Income Fund — Page 8 of 11

unaudited
Short-term securities (continued) Bills & notes of governments & government agencies outside the U.S. 0.03%	Principal amount (000)	Value (000)
Argentinian Treasury Bills (50.91%)–65.81% due 10/11/2019–7/31/2020[7]	ARS2,463,035	$26,959
Total short-term securities (cost: $4,634,226,000)		4,629,413
Total investment securities 99.17% (cost: $74,140,741,000)		92,328,342
Other assets less liabilities 0.83%		774,487
Net assets 100.00%		$93,102,829
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended February 29, 2020, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 2/29/2020 (000)
Common stocks 0.62%
Consumer discretionary 0.62%
Ocado Group PLC[1,2]	41,909,205	—	—	41,909,205	$—	$(138,694)	$—	$579,499
Communication services 0.00%
ProSiebenSat.1 Media SE1,8	12,392,488	—	8,116,900	4,275,588	(168,962)	155,391	—	—
Total 0.62%					$(168,962)	$16,697	$—	$579,499
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $40,091,023,000, which represented 43.06% of the net assets of the fund. This amount includes $40,049,228,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Step bond; coupon rate may change at a later date.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $58,948,000, which represented .06% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 2/29/2020.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Unaffiliated issuer at 2/29/2020.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Capital World Growth and Income Fund — Page 9 of 11

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may
Capital World Growth and Income Fund — Page 10 of 11

unaudited
transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 29, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$4,360,084	$8,560,919	$—	$12,921,003
Information technology	8,375,784	4,468,375	—	12,844,159
Health care	8,269,340	2,937,229	—	11,206,569
Consumer discretionary	5,153,385	4,666,366	—	9,819,751
Communication services	6,866,967	1,896,000	—	8,762,967
Industrials	3,933,229	4,195,152	—	8,128,381
Consumer staples	2,519,199	4,011,913	—	6,531,112
Energy	2,536,195	2,137,933	—	4,674,128
Utilities	1,066,560	3,498,697	—	4,565,257
Real estate	1,840,345	1,679,128	—	3,519,473
Materials	1,246,104	1,687,523	—	2,933,627
Preferred securities	468,989	351,789	—	820,778
Convertible stocks	537,683	—	—	537,683
Bonds, notes & other debt instruments	—	434,041	—	434,041
Short-term securities	4,602,454	26,959	—	4,629,413
Total	$51,776,318	$40,552,024	$—	$92,328,342
Key to abbreviations and symbol
ADR = American Depositary Receipts	GBP = British pounds
ARS = Argentine pesos	INR = Indian rupees
CAD = Canadian dollars	LIBOR = London Interbank Offered Rate
CDI = CREST Depository Interest	MXN = Mexican pesos
COP = Colombian pesos	USD/$ = U.S. dollars
EUR = Euros
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-033-0420O-S73153	Capital World Growth and Income Fund — Page 11 of 11